Schedule of Investments
March 31, 2021
(Unaudited)
Invesco Select Risk: Growth Investor Fund
Schedule of Investments in Affiliated Issuers–99.96%(a)
	% of Net Assets 03/31/21	Value 12/31/20	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/21	Value 03/31/21
Alternative Funds–7.97%
Invesco Fundamental Alternatives Fund, Class R6	2.44%	$26,253,146	$—	$—	$162,057	$—	$—	953,273	$26,415,203
Invesco Global Infrastructure Fund, Class R6	1.02%	10,650,372	43,372	—	405,464	—	43,373	967,673	11,099,208
Invesco Global Real Estate Income Fund, Class R6	2.04%	21,319,927	605,296	(704,970)	873,544	23,857	114,813	2,496,349	22,117,654
Invesco Macro Allocation Strategy Fund, Class R6(b)	2.47%	26,774,908	—	—	58,845	—	—	2,942,298	26,833,753
Invesco Master Event-Linked Bond Fund, Class R6	—	7,013,706	180,109	(6,202,561)	92,606	(1,083,860)	174,632	—	—
Total Alternative Funds		92,012,059	828,777	(6,907,531)	1,592,516	(1,060,003)	332,818		86,465,818
Domestic Equity Funds–46.90%
Invesco Discovery Mid Cap Growth Fund, Class R6	6.97%	74,682,050	3,046,827	(3,287,992)	578,782	551,231	—	2,091,060	75,570,898
Invesco Main Street Small Cap Fund, Class R6	9.84%	106,213,845	—	(13,687,825)	10,234,376	3,893,078	—	4,988,469	106,653,474
Invesco Russell 1000 Dynamic Multifactor ETF	8.00%	83,006,379	—	(5,199,862)	7,874,877	1,122,190	249,332	1,967,889	86,803,584
Invesco S&P 500® Low Volatility ETF(c)	6.66%	68,334,182	1,935,987	(455,271)	2,375,946	16,860	298,465	1,241,749	72,207,704
Invesco S&P 500® Pure Growth ETF(c)	6.12%	63,275,332	3,032,977	(468,831)	415,135	140,857	—	404,185	66,395,470
Invesco S&P SmallCap Low Volatility ETF	9.31%	99,963,901	—	(11,581,648)	10,019,445	2,588,287	344,100	2,200,697	100,989,985
Total Domestic Equity Funds		495,475,689	8,015,791	(34,681,429)	31,498,561	8,312,503	891,897		508,621,115
Fixed Income Funds–14.09%
Invesco Core Plus Bond Fund, Class R6	8.02%	83,929,791	5,571,817	—	(2,467,501)	—	451,351	7,826,808	87,034,107
Invesco Income Fund, Class R6	2.20%	20,003,647	3,446,702	—	376,770	—	194,537	2,997,122	23,827,119
Invesco Taxable Municipal Bond ETF	2.77%	30,296,027	1,111,815	—	(1,375,969)	—	200,703	937,617	30,031,873
Invesco Variable Rate Investment Grade ETF(c)	1.10%	11,457,290	410,041	—	38,587	—	23,963	474,907	11,905,918
Total Fixed Income Funds		145,686,755	10,540,375	—	(3,428,113)	—	870,554		152,799,017
Foreign Equity Funds–30.42%
Invesco Emerging Markets All Cap Fund, Class R6	2.20%	24,340,678	—	(636,149)	83,603	47,911	—	555,230	23,836,043
Invesco Developing Markets Fund, Class R6	2.25%	24,573,836	—	(421,629)	145,760	87,883	—	452,344	24,385,850
Invesco Global Fund, Class R6	10.64%	112,903,781	6,110,568	(4,851,446)	1,034,519	194,717	—	980,725	115,392,139
Invesco International Select Equity Fund, Class R6(b)	3.48%	36,786,039	337,114	—	609,846	—	—	2,385,145	37,732,999
Invesco International Small-Mid Company Fund, Class R6	3.42%	38,065,912	153,541	—	(1,162,425)	—	—	691,492	37,057,028
Invesco RAFI™ Strategic Developed ex-US ETF	3.06%	31,318,591	—	(760,369)	2,566,913	111,116	192,427	1,124,731	33,236,251
Invesco S&P Emerging Markets Low Volatility ETF	2.37%	24,273,124	—	—	1,381,751	—	175,254	1,087,993	25,654,875
Invesco S&P International Developed Low Volatility ETF	3.00%	31,490,580	609,277	—	430,514	—	243,956	1,070,078	32,530,371
Total Foreign Equity Funds		323,752,541	7,210,500	(6,669,593)	5,090,481	441,627	611,637		329,825,556
Money Market Funds–0.58%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)	0.20%	2,496,991	7,391,574	(7,715,853)	—	—	108	2,172,712	2,172,712
See accompanying notes which are an integral part of this schedule.
Invesco Select Risk: Growth Investor Fund

Invesco Select Risk: Growth Investor Fund (continued)
Schedule of Investments in Affiliated Issuers–99.96%(a)
	% of Net Assets 03/31/21	Value 12/31/20	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/21	Value 03/31/21
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(d)	0.15%	$1,856,660	$5,279,696	$(5,511,323)	$121	$64	$98	1,624,568	$1,625,218
Invesco Treasury Portfolio, Institutional Class, 0.01%(d)	0.23%	2,853,704	8,447,514	(8,818,118)	—	—	41	2,483,100	2,483,100
Total Money Market Funds		7,207,355	21,118,784	(22,045,294)	121	64	247		6,281,030
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $901,809,720)	99.96%	1,064,134,399	47,714,227	(70,303,847)	34,753,566	7,694,191	2,707,153		1,083,992,536
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.13%
Invesco Private Government Fund, 0.02%(d)(e)	0.05%	4,087,142	24,758,176	(28,281,531)	—	—	101(f)	563,787	563,787
Invesco Private Prime Fund, 0.12%(d)(e)	0.08%	6,130,713	38,059,994	(43,345,979)	—	952	1,097(f)	845,342	845,680
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,409,467)	0.13%	10,217,855	62,818,170	(71,627,510)	—	952	1,198		1,409,467
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $903,219,187)	100.09%	$1,074,352,254	$110,532,397	$(141,931,357)	$34,753,566	$7,695,143	$2,708,351		$1,085,402,003
OTHER ASSETS LESS LIABILITIES	(0.09)%								(957,006)
NET ASSETS	100.00%								$1,084,444,997
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from March 31, 2021.
(c)	All or a portion of this security was out on loan at March 31, 2021.
(d)	The rate shown is the 7-day SEC standardized yield as of March 31, 2021.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Select Risk: Growth Investor Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Affiliated Issuers	$1,077,711,506	$—	$—	$1,077,711,506
Money Market Funds	6,281,030	1,409,467	—	7,690,497
Total Investments	$1,083,992,536	$1,409,467	$—	$1,085,402,003
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Select Risk: Growth Investor Fund